Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Jun. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	280,000,000,000	280,000,000,000
Ordinary shares, shares issued	[1]	4,056,102	512,124
Ordinary shares, shares outstanding	[1]	4,056,102	512,124
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	40,000,000,000	40,000,000,000
Ordinary shares, shares issued	[1]	12,000	12,000
Ordinary shares, shares outstanding	[1]	12,000	12,000

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024